LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate
Year ended
December 31, 2021
Weighted average remaining lease term	3.72 Years
Weighted average discount rate	7.67%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2022	4,485
2023	4,104
2024	4,101
2025	2,057
Thereafter	622

Total lease payments *)	15,369

Less – imputed interest	(1,980)

Present value of lease liabilities	$13,389

*) Total lease payments have not been reduced by sublease rental payments of $5,838 due in the future under non-cancelable subleases.